Accounts receivable, net	12 Months Ended
Dec. 31, 2018
Accounts receivable, net
Accounts receivable, net

3. Accounts receivable, net

Accounts receivable, net, consists of the following:

	As of December 31,
	2016	2017	2018
	US$	US$	US$
Accounts receivable	2,506,398	12,274,970	24,660,089
Allowance for doubtful accounts:
Balance at beginning of the year	—	—	(1,295,149)
Additions	—	(1,295,149)	(11,422)
Write-off	—	—	15,379
Foreign exchange effect	—	—	5,072
Balance at end of the year	—	(1,295,149)	(1,286,120)
Accounts receivable, net	2,506,398	10,979,821	23,373,969